Prepaid Expenses and Other Current Assets, Net - Components of Prepaid Expenses and Other Current Assets, Net (Detail) - USD ($) $ in Thousands		May 31, 2018	May 31, 2017
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid rent		$ 56,531	$ 44,746
Advances to suppliers		43,913	29,358
Interest receivable		23,647	14,005
Rental deposits		10,953	8,355
Staff advances	[1]	9,544	2,514
Receivable from exercise of options/NES		7,300
Prepaid advertising fees		6,917	4,235
Receivable from third parties' platforms		5,967	3,211
VAT recoverable		3,493	2,305
Deposits of advertising and decoration		3,342	1,411
Prepaid property taxes and other taxes		212	947
Others	[2]	11,190	8,905
Less: allowance for other receivables		(914)	(595)
Prepaid expenses and other current assets		$ 182,095	$ 119,397

[1]	Staff advances were provided to staff for traveling and related use which are expensed as incurred.
[2]	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.